INCOME TAXES (Tables)	9 Months Ended
Sep. 30, 2013
INCOME TAXES
Schedule of domestic and foreign components of income (loss) before income taxes

The following table presents domestic and foreign components of income (loss) before income taxes for the periods presented (in thousands):

	Years Ended December 31,
	2011	2012
Domestic	$(4,401)	$(10,637)
International	104	378

Total	$(4,297)	$(10,259)

Schedule of components of income tax (expense) benefit	The components of income tax (expense) benefit were as follows (in thousands):

	Years Ended December 31,
	2011	2012
Current:
Federal	$—	$—
State	2	11
Foreign	26	73

Total provision	$28	$84

Schedule of reconciliation of the statutory federal rate and the Company's effective tax rate

	Years Ended December 31,
	2011	2012
Tax benefit at federal statutory rate	34.00%	34.00%
State income taxes, net of federal effect	(0.04)	(0.07)
Foreign rate differential	0.04	0.54
Change in valuation allowance	(35.29)	(25.16)
Other non-deductible expenses	(4.16)	(9.90)
Other	4.72	(0.23)

Total provision	(0.73)%	(0.82)%

Schedule of components of the Company's deferred tax assets and liabilities

The following table presents the significant components of the Company's deferred tax assets and liabilities for the periods presented (in thousands):

	December 31,
	2011	2012
Deferred tax assets:
Tax credit carryforwards	$609	$843
Net operating loss carryforwards	6,142	8,377
Start-up costs	54	—
Accrued liabilities and allowances	566	2,292

Gross deferred tax asset	7,371	11,512
Valuation allowance	(5,647)	(8,831)

Net deferred tax assets	$1,724	2,681

Deferred tax liability:
Depreciation and amortization	(1,724)	(2,681)

Gross deferred tax liability	(1,724)	(2,681)

Net deferred tax assets (liabilities)	$—	$—

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding interest and penalties)

The table below provides a reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding interest and penalties) for the years ended December 31, 2011 and 2012 (in thousands):

	December 31,
	2011	2012
Unrecognized benefit—beginning of period	$83	$184
Gross increases—prior year tax positions	—	10
Gross increases—current year tax positions	101	78

Unrecognized benefit—end of period	$184	$272